Equipment (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Equipment	Equipment consists of the following:
	December 31,	June 30,
	2020	2020

Equipment	$509,279	$228,578
	509,279	228,578
Less accumulated depreciation	(73,552)	(20,768)
Equipment, net	$435,727	$207,810
Equipment consists of the following:
	September 30, 2021	December 31, 2020
Equipment	$603,972	$509,279
Less accumulated depreciation	(172,513)	(73,552)
Equipment, net	$431,459	$435,727